Other financial assets - Summary of Other financial assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 83,102	€ 54,417
Other non-current financial assets	78,536	52,641
Other current financial assets	4,566	1,776
Other receivables
Disclosure of Other financial assets [Line Items]
Other financial assets	925	1,821
Pledged bank balances
Disclosure of Other financial assets [Line Items]
Other financial assets	21,722	15,512
Security deposits
Disclosure of Other financial assets [Line Items]
Other financial assets	8,618	11,170
Derivatives
Disclosure of Other financial assets [Line Items]
Other financial assets	1,167	3,700
Investments in equity securities
Disclosure of Other financial assets [Line Items]
Other financial assets	45,965	16,557
Prepaid warranties non-current
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 4,705	€ 5,657